Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
3.	DISCONTINUED OPERATIONS
Discontinued Operation of Shanghai Jingmao
In May 2010, Changyou acquired 50% of the equity interests in Shanghai Jingmao Culture Communication Co., Ltd. (“Shanghai Jingmao”) and an affiliate of Shanghai Jingmao, which were primarily engaged in the cinema advertising business. In January 2011, Changyou acquired the remaining 50% of the equity interests in Shanghai Jingmao and its affiliate.
Changyou ceased operating the cinema advertising business and wound down the business in August 2019 as a result of a Chinese court in Shanghai having granted a petition by Shanghai Jingmao for bankruptcy relief on August 12, 2019. Accordingly, the results of operations for Changyou’s cinema advertising business have been excluded from Changyou’s results from continuing operations in the consolidated statements of comprehensive income and are presented in separate line items as discontinued operations. Changyou recognized nil disposal gain/loss from 2019 to 2022 given uncertainty over the distribution of insolvent assets as the legal proceedings involving the bankruptcy were still in progress. On August 10, 2023, the bankruptcy proceeding was concluded by the court and, as a result, Changyou recognized an aggregate of $35.4 million in disposal
gain
, reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.